RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)	Sep. 05, 2024	Sep. 30, 2024	Mar. 31, 2024
Related Party Transaction [Line Items]
Accrued compensation			$ 500,000
Deferred Compensation Equity		$ 25,000
FDT Oregon 1 LLC [Member]
Related Party Transaction [Line Items]
Stockholders' Equity, Other Shares	1,000,000